ACQUISITION OF ECO FIRMA FARMS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Feb. 04, 2019 USD ($)	Jun. 13, 2018 USD ($) share lb $ / shares shares	May 24, 2019 USD ($)	Jan. 23, 2019 USD ($)	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Convertible promissory note					$ 1,136,065	$ 1,845,830
Derivative liability	$ 3,748,377	$ 393,010	$ 4,707,370	$ 0		393,010
Impairment of goodwill					$ 23,911,485	5,160,741
ECO FIRMA FARMS
Disclosure of detailed information about business combination [line items]
Total consideration		7,849,684
Liabilities assumed		3,944,049
Convertible promissory note		2,000,000
Share payment note		$ 1,905,635
Issuance of common shares | share		2,142,000
Financial liability		$ 1,606,990
Derivative liability		$ 393,010
Number of shares issued for conversion of convertible note | shares					977,479
Number of common share issued if EBITDA earned by entity upon satisfying agreed upon earn-out amounts | shares		1
Deemed issue price for share issued if EBITDA earned by entity upon satisfying agreed upon earn-out amounts | $ / shares		$ 1.00
Minimum average wholesale flower prices to satisfy Earn Out | lb		1.400
Impairment of goodwill						$ 5,160,741